Warranty liability	12 Months Ended
Dec. 31, 2013
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
14.	Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,		Nine months ended December 31,
	2013	2012	2011

Balance, beginning of period	$6,380	$4,401	$1,314
Warranty assumed on acquisition	582	-	-
Warranty claims	(5,397)	(3,099)	(1,395)
Warranty accruals	4,153	5,303	4,530
Change in estimate	22,837	-	-
Impact of foreign exchange changes	290	(225)	(48)
Balance, end of period	$28,845	$6,380	$4,401

Less: Current portion	(9,955)	(2,072)	(1,187)

Long-term portion	$18,890	$4,308	$3,214

During the fourth quarter of 2013, a study of the historical data indicated that the cost to repair product defects continued to increase significantly primarily associated with our extended warranty contracts.  As a result, the Company recognized a change in estimate in our base warranty liability and a loss on our extended warranty contracts representing the excess of the estimated cost to service these contracts over the amount of the deferred revenue recognized associated with the contracts.